Geographical Location of Revenues And Revenues From Principal Customers	6 Months Ended
Jun. 30, 2012
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Geographical Location of Revenues And Revenues From Principal Customers
NOTE 8 - Geographical Location of Revenues And Revenues From Principal Customers:

a.
Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
India	$72	$1,430	$210	$2,832
Europe	1,303	2,448	2,413	4,447
Latin America	459	224	882	544
Japan	1,574	638	2,728	1,381
Other	120	230	536	321
	$3,528	$4,970	$6,769	$9,525

b.	Revenues from principal customers - revenues from a single customer that exceed 10% of total revenues in the relevant period:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
Customer A	$1,526	$638	$2,024	$1,381
Customer B	238	1,472	824	2,864
Customer C	72	1,430	210	2,832
Customer D	47	-	704	-
Customer E	$424	$206	$756	$462